Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Restricted cash and investments	$ 5,169	$ 13,066
Related party receivables	2,470	303
Inventories	471	1,682
Voyages in progress	0	1,256
Other current assets	634	432
Total current assets	8,744	16,739
Vessel, net	39,559	42,390
Deferred charges	198	237
Total assets	48,501	59,366
Current liabilities
Current portion of long-term debt	4,570	4,220
Trade accounts payable	51	26
Due to related parties	46	96
Accrued expenses and other current liabilities	2,616	1,659
Total current liabilities	7,283	6,001
Long-term debt	36,655	41,225
Total liabilities	43,938	47,226
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	4,563	12,140
Total equity	4,563	12,140
Total liabilities and equity	$ 48,501	$ 59,366